Document and Entity Information	Nov. 09, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	Alight, Inc. / Delaware
Amendment Flag	false
Entity Central Index Key	0001809104
Document Type	8-K
Document Period End Date	Nov. 09, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-39299
Entity Tax Identification Number	86-1849232
Entity Address, Address Line One	4 Overlook Point
Entity Address, City or Town	Lincolnshire
Entity Address, Country	IL
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60069
City Area Code	(224)
Local Phone Number	737-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common Stock Par Value 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ALIT
Security Exchange Name	NYSE
Warrants To Purchase One Share Of Class A Common Stock 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase one share of Class A Common Stock
Trading Symbol	ALIT.WS
Security Exchange Name	NYSE